DEBENTURES	12 Months Ended
Dec. 31, 2024
DEBENTURES.
DEBENTURES

NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2024
Issuance	Meeting	Issued	Held in treasury	Maturity	2024	2023
14th	August 26, 2014	20,000	20,000	August 30, 2034	—	—
16th	April 25, 2019	800,000	—	May 6, 2026	812,957	813,633
17th	May 29, 2024	1,500,000	—	May 29, 2029	1,510,163	—
18th	December 10, 2024	1,500,000	—	December 10, 2028	1,505,343	—
Total Consolidated					3,828,463	813,633

Current					37,988	14,421
Non-current					3,790,475	799,212

The amortization schedules of long-term are as follows:

	2024	2023
2026	799,538	799,212
2028	1,495,447	—
2029 on	1,495,490	—
	3,790,475	799,212

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate. The Company and its subsidiaries are not subject to default clauses (covenants) linked to financial indexes.

The average interest rate was 11.56% for the year ended on December 31, 2024 (13.21% for the year ended on December 31, 2023).

In May 2024, the Company announced the 17th issuance of debentures where it issued 1,500,000 (one million and five hundred thousand) debentures, in registered and written form, without issuing warrants or certificates, with a nominal unit value of R$ 1, totaling R$ 1.5 billion.

In December 2024, the Company announced the 18th issuance of debentures where it issued 1,500,000 (one million and five hundred thousand) debentures, in registered and written form, without issuing warrants or certificates, with a nominal unit value of R$ 1, totaling R$ 1.5 billion.